Summary of Significant of Accounting Policies - Estimated Useful Lives of Intangible Asset (Detail)	12 Months Ended
Dec. 31, 2018
User base
Finite Lived Intangible Asset useful life	1 year
Platform
Finite Lived Intangible Asset useful life	5 years
Minimum [Member] | Customer relationship
Finite Lived Intangible Asset useful life	2 years
Minimum [Member] | Trademarks
Finite Lived Intangible Asset useful life	3 years
Minimum [Member] | Technology
Finite Lived Intangible Asset useful life	1 year
Minimum [Member] | Online game licenses
Finite Lived Intangible Asset useful life	1 year
Minimum [Member] | Domain names
Finite Lived Intangible Asset useful life	1 year
Maximum [Member] | Customer relationship
Finite Lived Intangible Asset useful life	6 years
Maximum [Member] | Trademarks
Finite Lived Intangible Asset useful life	10 years
Maximum [Member] | Technology
Finite Lived Intangible Asset useful life	10 years
Maximum [Member] | Online game licenses
Finite Lived Intangible Asset useful life	5 years
Maximum [Member] | Domain names
Finite Lived Intangible Asset useful life	10 years